Investment Transactions	12 Months Ended
Dec. 31, 2022
Investment Company [Abstract]
Investment Transactions
(7)
Investment Transactions

The cost of purchases and the proceeds from sales of investment securities (excluding in-kind subscriptions and redemptions, US government securities, and short-term investments), for the year ended December 31, 2022, amounted to $39,778,833 and $13,310,000 respectively.